Barrow Value Opportunity Fund
RISK/RETURN SUMMARY:<br /> BARROW VALUE OPPORTUNITY FUND
INVESTMENT OBJECTIVE
The Barrow Value Opportunity Fund (the "Fund") seeks to generate long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Barrow Value Opportunity Fund Barrow Value Opportunity Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Contingent Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Barrow Value Opportunity Fund Barrow Value Opportunity Fund Shares
Management Fees	0.99%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.51%
Fee Waivers and/or Expense Reimbursement	0.36%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	1.15%
[1]	Barrow Street Advisors LLC (the "Adviser") has contractually agreed, until October 1, 2019, to waive and/or reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.15% of the average daily net assets. Management Fee waivers/reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 1, 2019, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until October 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Barrow Value Opportunity Fund | Barrow Value Opportunity Fund Shares | USD ($)	117	442	790	1,771

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 276% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by primarily investing in a diversified portfolio of the common stock of U.S. companies that the Adviser believes are high quality and priced well below their intrinsic value.

In selecting investments, the Adviser uses its proprietary Quality-meets-Value ("QMV") strategy, which evaluates and ranks the quality and value of companies based on various factors, including, without limitation, market pricing, intrinsic value, return on capital, profitability, cash flow, growth, and debt level.

The Adviser reviews the stock market on a regular basis to identify mispriced investment opportunities resulting from short-term market inefficiency. The Adviser excludes companies that it considers to have insufficient data, unacceptable risk factors or unattractive industry or business characteristics. The Fund generally invests in companies with the Adviser's highest QMV rankings. The Fund seeks to maintain significant portfolio diversification by company, market capitalization, and industry sector. The Fund may invest in any industry sector and normally limits investment to companies in the large, mid, and small capitalization segments.

The Fund endeavors to hold its companies patiently while the market re-appraises their intrinsic value and price. After an investment period that the Adviser considers to be optimal, the Fund generally sells companies if they no longer rank well enough to be included in the portfolio. The Fund may also sell companies after they are announced as acquisition targets or for other reasons.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in long positions in equity securities. This investment policy may be changed without shareholder approval upon at least 60 days' prior written notice to shareholders.

In addition to investing in common stock, the Fund may invest in cash and cash equivalents, including, but not limited to, money market instruments and short-term fixed income instruments.

Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategy depends largely upon the Adviser's approach to selecting common stocks for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Capitalization Company Risk. Investments in mid-capitalization companies often involve higher risks than large capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of mid-capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuations. In addition, in many instances, securities of mid-capitalization companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of larger companies. Because mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Portfolio Turnover Risk. As a result of its trading strategy, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of net short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund's taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. As a result of its trading strategies, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other mutual funds. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be greater than 100%.

Small-Capitalization Company Risk. Investing in small-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources than larger companies. Due to these and other factors, stocks of small-capitalization companies may be more susceptible to market downturns and other events, and their prices may be more volatile than larger capitalization companies. In addition, in many instances, the securities of small-capitalization companies typically are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Because small-capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Therefore, the securities of small-capitalization companies may be subject to greater price fluctuations. Small-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Management Style Risk. The Adviser's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Value Investing Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value that the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

PERFORMANCE SUMMARY

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compared with those of a broad-based securities market index.

For periods prior to August 30, 2013, the performance shown below is for Barrow Street Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund (the "Predecessor Private Fund"). The Predecessor Private Fund was reorganized into the Fund on August 30, 2013, the date that the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund's inception on December 31, 2008. The Fund's investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to the Predecessor Private Fund's investment goals, policies, guidelines and restrictions. The Predecessor Private Fund's annual returns and long-term performance reflect the actual fees and expenses that were charged when the Fund was a limited partnership. The Predecessor Private Fund's performance is net of management fees and other expenses but does not include the effect of the performance fee which was in place until October 7, 2012. From its inception on December 31, 2008 through August 30, 2013, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended (the "1940 Act") or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected the Fund's performance.

The Fund and the Predecessor Private Fund's past performance, before and after taxes, shown below is not necessarily an indication of how the Fund will perform in the future. The Fund shares would have similar annual returns to the Predecessor Private Fund because they are invested in the same portfolio of securities, however, the returns for Fund shares would be different from the Predecessor Private Fund because Fund shares have different expenses than the Predecessor Private Fund. Updated performance information is available at no cost by visiting www.barrowfunds.com or by calling 1-877-767-6633.

Calendar Year Returns

The Fund's year-to-date return through June 30, 2018 is 2.42%.

Quarterly Returns During This Time Period

Highest:	15.03% (quarter ended December 31, 2011)
Lowest:	(18.14%) (quarter ended September 30, 2011)

The following table shows the average annual returns for the Fund over periods ended December 31, 2017. Performance shown prior to August 30, 2013, was that of the Predecessor Private Fund, an unregistered limited partnership, and did not qualify as a regulated investment company for federal income tax purposes and was not required to make regular distributions of income or capital gains. As a result, after-tax returns for the Predecessor Private Fund for periods prior to August 30, 2013, are not shown.

Average Annual Total Returns<br /> (For periods ended December 31, 2017)
Average Annual Total Returns - Barrow Value Opportunity Fund		1 Year	5 Years	Since Inception	Inception Date
Barrow Value Opportunity Fund Shares		16.10%	12.56%	14.93%	Dec. 31, 2008
Barrow Value Opportunity Fund Shares | After Taxes on Distributions		13.43%	11.33%	14.23%	Dec. 31, 2008
Barrow Value Opportunity Fund Shares | After Taxes on Distributions and Sales		11.26%	9.91%	12.48%	Dec. 31, 2008
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		21.83%	15.79%	15.25%	Dec. 31, 2008
Russell 2500Value Total Return Index (reflects no deduction for fees, expenses or taxes)	[1]	10.36%	13.27%	14.65%	Dec. 31, 2008
[1]	In prior prospectuses, the Fund compared its performance against the S&P 500 Total Return Index. The Advisor believes the Russell 2500 Value Total Return Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P 500 Total Return Index and, therefore, the Russell 2500 Value Total Return Index will replace the S&P 500 Total Return Index in future comparisons.

The after-tax returns shown above are since August 30, 2013 and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).